Note 7 - Right-of-use Asset and Lease Obligation (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Less than 1 year	$107,798
Between 1 and 5 years	-
More than 5 years	-
$107,798

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	11,178
Lease payment	(29,399)
Lease obligation at March 31, 2020	556,541
Current lease obligations	$45,716
Long-term lease obligations	510,825
$556,541

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(22,469)
Right-of-use assets at March 31, 2020	$491,712